CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 1,634,405	$ 1,386,502	$ 4,123,000
Inventories, net	435,168	528,009	569,042
Deferred charges, net	342,194	439,203	20,028
Prepaid expenses and other current assets	16,642	37,988	76,759
Total current assets	2,650,601	2,501,904	719,638
Fixed assets, net	61,883	49,485	65,514
Security deposits	28,402	17,977	17,977
Deferred charges, net	9,956	15,020	22,673
Total assets	2,750,842	2,584,386	825,802
Current liabilities
Loans from shareholders	9,000	9,000	180,500
Notes payable		0	21,000
Customer deposits	43,302	38,505	193,180
Accrued interest payable	507,579	126,232	39,904
Accrued expenses	403,727	122,790	125,557
Total current liabilities	7,099,629	5,146,872	2,562,026
Due to related party	98,890	101,524	106,601
Warrant liability	2,292,170	498,976	0
Total liabilities	11,476,689	7,783,372	6,625,493
Commitments and contingencies
Stockholders' deficiency
Preferred stock , $0.01 par value; 5,000,000 shares authorized; 3,500,000 shares designated as Series A Convertible Preferred Stock, no liquidation preference; 1,589,775 shares issued and outstanding at December 31, 2010		0	15,898
Common stock, $0.001 par value; 300,000,000 authorized shares; 47,160,435 and 49,249,674 shares issued and outstanding at December 31, 2011 and 2010, respectively	49,008	47,160	30,786
Additional paid-in capital	26,511,406	24,651,344	18,665,312
Non-controlling interest	(1,938,941)	(1,674,105)	0
Accumulated deficit	(33,347,320)	(28,223,385)	(24,511,687)
Total stockholders? deficiency	(8,725,847)	(5,198,986)	(5,799,691)
Total liabilities and stockholders? deficiency	2,750,842	2,584,386	825,802
All Other
Current assets
Accounts receivable - trade, net	222,192	108,170	36,642
Current liabilities
Accounts payable	417,291	483,879	629,470
Convertible promissory notes	5,198,365	3,758,082	208,679
Convertible promissory notes	276,000	155,000	1,375,865
Related Party Transactions
Current assets
Accounts receivable - trade, net	0	2,032	13,044
Current liabilities
Accounts payable	20,365	29,703	7,736
Convertible promissory notes	500,000	578,681	1,156,000
Convertible promissory notes	$ 1,710,000	$ 1,881,000	$ 2,581,001